Consolidated Statements of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue (Note 4)	¥ 162,881	¥ 146,054	¥ 152,241
Cost of sales	(44,281)	(32,343)	(34,114)
Gross profit	118,600	113,711	118,127
Other income, net (Note 9.1)	4,385	3,830	3,693
Selling and distribution expenses	(25,808)	(18,252)	(21,454)
Administrative expenses	(65,018)	(27,312)	(45,025)
Impairment losses on financial assets, net	(35,240)	(3,088)	(2,875)
Other operating expenses	(18)	(42)	(4)
Operating (loss)/profit	(3,099)	68,847	52,462
Share of loss of a joint venture	(9)
Finance costs (Note 9.2)	(10,105)	(3,242)	(1,910)
Finance income (Note 9.3)	1,621	258	59
(Loss)/profit before tax	(11,592)	65,863	50,611
Income tax expense (Note 10)	(3,622)	(9,101)	(10,147)
(Loss)/profit for the year	(15,214)	56,762	40,464
Total comprehensive(loss)/income for the year	(15,214)	56,762	40,464
Attributable to:
Equity holders of the parent	(16,423)	56,106	38,612
Non-controlling interests	1,209	656	1,852
(Loss)/profit for the year	(15,214)	56,762	40,464
Total comprehensive(loss)/income for the year	¥ (15,214)	¥ 56,762	¥ 40,464
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Note 11)
Basic	¥ (0.70)	¥ 3.08	¥ 2.13
Diluted	¥ (0.70)	¥ 3.08	¥ 2.13